PLAN EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
Increase (decrease) in accrued expenses	$ 129,595	$ 147,063